UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End December 31, 2000

Check here if Amendment [ ]; Amendment Number:______

  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing This Report:


Name:          Veredus Asset Management LLC
Address:       4500 Bowling Blvd. Suite 250
               Louisville, KY 40207

Form 13F File Number:          28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Jenkins
Title:     V.P. & Chief Operating Officer
Phone:     (502) 899-4080

Signature, Place, and Date of Signing:

/S/JAMES R. JENKINS            LOUISVILLE, KENTUCKY           FEB. 11, 2000
-------------------            --------------------           -------------
  [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -------------
Form 13F Information Table Entry Total:               79
                                                  -------------

Form 13F Information Table Value Total:             $339,546
                                                  -------------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                                                     FORM 13F INFORMATION TABLE


    ITEM 1                       ITEM 2     ITEM 3     ITEM 4          ITEM 5           ITEM 6    ITEM 7           ITEM 8
    ------                       ------     ------     ------          ------           ------    ------           ------
                                                       VALUE                          INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                   TITLE      CUSIP      (000s)    SHARES    PUT/CALL    DISCRTN      MGRS     SOLE    SHARE   NONE
-----------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC                  COM     00949P108    4,097    904,250                 SOLE                904,250
ADVANCED ENERGY INDS               COM     007973100       44        900                 SOLE                    900
AMERICAN EAGLE OUTFITTERS INC      COM     025530108    7,119    158,200                 SOLE                158,200
APPLIED MATERIALS INC              COM     038222105       57        450                 SOLE                    450
DIDAX INC                          COM     227685104      119     23,200                 SOLE                 23,200
AMES DEPARTMENT STORES INC NEW     COM     030789507    6,640    230,450                 SOLE                230,450
AMGEN INC                          COM     031162100       42        700                 SOLE                    700
ANADIGICS INC                      COM     032515108    6,849    145,150                 SOLE                145,150
ANNTAYLOR STORES CORP              COM     036115103    4,506    130,850                 SOLE                130,850
AMERICA ONLINE INC-DEL             COM     02364J104       38        500                 SOLE                    500
ASYST TECHNOLOGIES INC             COM     04648X107    5,658     86,300                 SOLE                 86,300
BEBE STORES INC                    COM     075571109    3,105    115,000                 SOLE                115,000
BUSINESS OBJECTS SA                COM     12328X107    8,579     64,200                 SOLE                 64,200
CITIGROUP INC                      COM     172967101       33        600                 SOLE                    600
COMPUTER ASSOCIATES INTL INC       COM     204912109       35        500                 SOLE                    500
CATHERINES STORES CORP             COM     14916F100      899     42,800                 SOLE                 42,800
CUTTER & BUCK INC                  COM     232217109    4,511    298,250                 SOLE                298,250
CONCURRENT COMPUTER CORP NEW       COM     206710204    8,479    453,700                 SOLE                453,700
CHARLOTTE RUSSE HLDG INC           COM     161048103    4,200    200,000                 SOLE                200,000
CHARMING SHOPPES INC               COM     161133103    6,791  1,025,000                 SOLE              1,025,000
CIENA CORPORATION                  COM     171779101    5,520     96,000                 SOLE                 96,000
CONCENTRIC NETWORK CORP-DEL        COM     20589R107    7,415    240,650                 SOLE                240,650
CISCO SYSTEMS INC.                 COM     17275R102       54        500                 SOLE                    500
CYTYC CORP                         COM     232946103   12,606    206,450                 SOLE                206,450
DRESS BARN INC                     COM     261570105    3,319    199,650                 SOLE                199,650
DIGENE CORP                        COM     253752109    1,569     90,000                 SOLE                 90,000
DSET CORP                          COM     262504103    7,819    209,200                 SOLE                209,200
ECOLLEGE COM                       COM     27887E100      148     13,500                 SOLE                 13,500
ELECTROGLAS INC                    COM     285324109    9,970    392,900                 SOLE                392,900
E-TEK DYNAMICS INC                 COM     269240107    6,778     50,350                 SOLE                 50,350
FILENET CORP                       COM     316869106   10,655    417,850                 SOLE                417,850
GANNETT INC DEL                    COM     364730101       57        700                 SOLE                    700
GENESCO INC                        COM     371532102    7,779    598,400                 SOLE                598,400
HARMONIC LIGHTWAVES                COM     413160102       95      1,000                 SOLE                  1,000
HYPERION SOLUTIONS CORP            COM     44914M104   11,754    270,200                 SOLE                270,200
INTIMATE BRANDS INC-CL A           COM     461156101       47      1,100                 SOLE                  1,100
IBIS TECHNOLOGY CORP               COM     450909106    3,146     63,400                 SOLE                 63,400
INSIGHT COMMUNICATIONS INC         COM     45768V108    7,021    237,000                 SOLE                237,000
INDUSTRI MATEMATIK INTL CORP       COM     455792101      355     58,000                 SOLE                 58,000
INTEST CORP                        COM     461147100       63      3,500                 SOLE                  3,500
JDS UNIPHASE CORP                  COM     46612J101    9,985     61,900                 SOLE                 61,900
KULICKE & SOFFA INDUSTRIES INC     COM     501242101    5,205    122,300                 SOLE                122,300
KNIGHT RIDDER INC W/RTS TO PUR     COM     499040103       42        700                 SOLE                    700
LASERSIGHT INC                     COM     517924106    7,047    704,700                 SOLE                704,700
LSI LOGIC CORP                     COM     502161102       68      1,000                 SOLE                  1,000
LEVEL 3 COMMUNICATIONS INC         COM     52729N100       49        600                 SOLE                    600
MERRILL LYNCH & CO INC             COM     590188108       42        500                 SOLE                    500
METALINK LTD                       COM     M69897102      169      8,300                 SOLE                  8,300
MORGAN STANLEY DEAN WITTER         COM     617446448       71        500                 SOLE                    500
NAVISTAR INTERNATIONAL CORP        COM     63934E108    8,733    185,800                 SOLE                185,800
KNIGHT/TRIMARK GROUP INC-CL A      COM     499068104    9,030    196,300                 SOLE                196,300
OPTICAL COATING LAB INC            COM     683829105   15,126     51,100                 SOLE                 51,100
ISOLYSER CO INC                    COM     464888106    1,407    473,900                 SOLE                473,900
PF CHANGS CHINA BISTRO INC         COM     69333Y108    4,231    170,100                 SOLE                170,100
POLYCOM INC                        COM     73172K104    6,509    102,200                 SOLE                102,200
PRI AUTOMATION INC                 COM     69357H106    9,757    145,350                 SOLE                145,350
PREVIEW SYSTEMS INC                COM     741379101       65      1,000                 SOLE                  1,000
PACIFIC SUNWEAR OF CALIFORNIA      COM     694873100    4,678    146,750                 SOLE                146,750
POWERWAVE TECHNOLOGIES INC         COM     739363109    6,818    116,800                 SOLE                116,800
ROYAL CARIBBEAN CRUISES LTD        COM     V7780T103       49      1,000                 SOLE                  1,000
RF MICRO DEVICES INC               COM     749941100      106      1,550                 SOLE                  1,550
SAWTEK INC                         COM     805468105    7,492    112,550                 SOLE                112,550
SPANISH BROADCASTINGS SYSTEM       COM     846425882       40      1,000                 SOLE                  1,000
TERAYON COMMUNICATION SYS          COM     880775101    9,959    158,550                 SOLE                158,550
TARGET CORP                        COM     239753106    1,010     13,750                 SOLE                 13,750
3DO CO                             COM     88553W105    5,149    566,200                 SOLE                566,200
TEKELEC INC                        COM     879101103    5,277    234,550                 SOLE                234,550
TRIQUINT SEMICONDUCTOR             COM     89674K103    6,030     54,200                 SOLE                 54,200
TUT SYSTEMS                        COM     901103101    5,245     97,800                 SOLE                 97,800
TEXAS INSTRUMENTS INC              COM     882508104       48        500                 SOLE                    500
ULTIMATE ELECTRONICS INC           COM     903849107    2,515    101,600                 SOLE                101,600
VARIAN INC                         COM     922206107    6,271    278,700                 SOLE                278,700
VERIO INC                          COM     923433106    3,325     72,000                 SOLE                 72,000
VARIAN SEMICONDUCTOR EQUIPMENT     COM     922207105   17,777    522,850                 SOLE                522,850
WIT CAP CORP                       COM     97737K309    3,769    221,700                 SOLE                221,700
WILSONS THE LEATHER EXPERTS        COM     972463103       46      2,500                 SOLE                  2,500
XICOR INC                          COM     984903104    8,231    601,350                 SOLE                601,350
RAMBUS INC-DEL JAN 80              OPTION  7509170MP      137        100     PUT         SOLE                    100
PAPA JOHNS I JAN 035               OPTION  6988130MG       67         75     PUT         SOLE                     75

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